Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Beginning of Period	$ 147	$ 97
Additions	279	50
Deductions	0	0
End of Period	$ 426	$ 147